Auditors’ remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of auditors' remuneration [Abstract]
Schedule of Fees Payable to Auditors

	2024 £m	2023 £m	2022 £m
Fees payable for the:
– audit of the Company’s current year annual report	2.0	2.0	1.9
– audits of the Company’s subsidiaries	31.9	32.3	29.5
– total audit fees in respect of the statutory audit of Group entities[1]	33.9	34.3	31.4
– services normally provided in connection with statutory and regulatory filings or engagements	6.7	6.6	6.3
Total audit fees[2]	40.6	40.9	37.7
Other audit-related fees[2]	1.5	1.3	1.5
All other fees[2]	1.0	1.2	5.0
Total non-audit services[3]	2.5	2.5	6.5
Total fees payable to the Company’s auditors by the Group	43.1	43.4	44.2
1As defined by the Financial Reporting Council (FRC).
2As defined by the Securities and Exchange Commission (SEC).
3As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £9.2 million in 2024 (2023: £9.1 million; 2022: £12.8 million).
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of:

	2024 £m	2023 £m	2022 £m
Audits of Group pension schemes	0.5	0.5	0.4
Audits of the unconsolidated Open-Ended Investment Companies managed by the Group	0.2	0.2	0.2